Activity in Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary Of Net Deferred Tax Assets [Line Items]
Beginning balance
Increase in deferred tax assets	707
Increase in deferred tax liabilities	963
Increase in valuation allowance	(1,670)
Ending Balance